Share-based compensation - Summary of Restricted Stock Units Activities Under All Incentive Plans (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs unvested at beginning of period	7,551,480	7,822,280
Number of RSUs, granted	9,406,495
Number of RSUs, vested	(1,534,570)
Number of RSUs, Canceled/forfeited	(3,399,610)	(270,800)
Number of RSUs unvested at end of period	12,023,795
Weighted-average grant date fair value at beginning of period	$ 1.4416	$ 1.4375
Weighted-average grant date fair value, granted	0.7353
Weighted-average grant date fair value, vested	1.4645
Weighted-average grant date fair value, Canceled/forfeited	1.0740	$ 1.3233
Weighted-average grant date fair value at end of period	$ 0.9880